Condensed Interim Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
OPERATING ACTIVITIES
Net (loss) / income	$ (8,660,943)	$ 7,435,706
Non-cash items:
Depreciation	25,625,382	21,578,136
Amortization of deferred drydock expenditure	1,971,213	2,050,091
Share based compensation	342,785	978,672
Loss on disposal of vessels	0	(451,962)
Amortization of deferred finance charges	2,423,720	2,072,562
Changes in operating assets and liabilities:
Receivables, trade	(5,635,697)	4,719,464
Working capital advances	(150,000)	375,000
Prepayments	(211,017)	(27,201)
Advances and deposits	(1,882,936)	(2,970,488)
Other receivables	82,636	918
Inventories	(1,811,434)	(2,618,531)
Payables, trade	3,342,119	(1,243,784)
Charter revenue received in advance	(507,780)	417,050
Other payables	45,759	(33,133)
Accrued interest on loans	(148,021)	147,001
Deferred drydock expenditure	(2,866,638)	(2,899,096)
Net cash provided by operating activities	11,959,149	32,558,821
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(259,035)	(145,533,463)
Net proceeds from sale of vessels	0	37,612,414
Deposit for vessel acquisition	0	(2,775,000)
Payments for leasehold improvements	(12,277)	(493,100)
Payments for other non-current assets	(176,917)	(345,993)
Net cash used in investing activities	(448,229)	(111,535,142)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	92,636,000
Repayments of long-term debt	(52,551,675)	(19,698,260)
Proceeds from capital leases	33,118,525	0
Repayments of capital leases	(1,393,373)	(27,097,348)
Payments for deferred finance charges	(823,227)	(5,774,351)
Net proceeds from equity offering	0	64,119,332
Repurchase of common stock	0	(2,993,931)
Payment of dividend	0	(9,354,022)
Net cash (used in) / provided by financing activities	(21,649,750)	91,837,420
Net (decrease) / increase in cash and cash equivalents	(10,138,830)	12,861,099
Cash and cash equivalents at the beginning of the year	55,952,873	40,109,382
Cash and cash equivalents at the end of the period	$ 45,814,043	$ 52,970,481